CONDENSED CONSOLIDATED STATEMENTS OF INCOME (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Related party revenue	$ 4,325	$ 1,480	$ 7,561	$ 1,951